Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	$ 2,472	$ 2,472	$ 2,377
Loans held for sale	49,159	42,881	3,298
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	2,472	2,472	4,500
Impaired loans, Recorded Investment	7,100	8,300	6,000
Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	1,084	1,084
Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	645	719
Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	29	27
Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	2,694	2,700
Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	1,928	1,940
Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	112	92
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale			3,298
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		2,472	2,377
Fair Value, Measurements, Nonrecurring [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		1,084	0
Fair Value, Measurements, Nonrecurring [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		719	327
Fair Value, Measurements, Nonrecurring [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		27	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Measurements, Nonrecurring [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		2,700	2,953
Fair Value, Measurements, Nonrecurring [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		1,940	2,751
Fair Value, Measurements, Nonrecurring [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		92	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	0	0
Fair Value, Inputs, Level 1 [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	49,159	42,881
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	0	0
Fair Value, Inputs, Level 2 [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale			3,298
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	2,472	2,472
Fair Value, Inputs, Level 3 [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	1,084	1,084
Fair Value, Inputs, Level 3 [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	645	719
Fair Value, Inputs, Level 3 [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	29	27
Fair Value, Inputs, Level 3 [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	0	0
Fair Value, Inputs, Level 3 [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	2,694	2,700
Fair Value, Inputs, Level 3 [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	1,928	1,940
Fair Value, Inputs, Level 3 [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment	112	92
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale			0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		2,472	2,377
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction and Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		1,084	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential - First Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		719	327
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Junior Lien [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		27	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Non Owner Occupied [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		2,700	2,953
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Loan and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		1,940	2,751
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Consumer Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans, Recorded Investment		$ 92	$ 0